Cover	Sep. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2023
Entity File Number	001-39408
Entity Registrant Name	Lucid Group, Inc.
Entity Central Index Key	0001811210
Entity Tax Identification Number	85-0891392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7373 Gateway Boulevard
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	510
Local Phone Number	648-3553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	LCID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false